FEBRUARY 22, 2007

                          TOUCHSTONE FUNDS GROUP TRUST

                           PITCAIRN TAXABLE BOND FUND

                 SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 1, 2007

                  NOTICE OF CHANGES TO OPERATING EXPENSE TABLE

The table showing the Fund's fees and expenses ("Expense Table") has been revised to correct a type error that needs to reflect a 0.07% waiver "Less Fee Waiver and Expense Reimbursements".

The Expense Table on page 17 of the Prospectus has been revised as follows:

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class II shares of the Fund.

                                                                SHAREHOLDER FEES
                                                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
---------------------------------------------------------------------------------------------
Wire Redemption Fee                                                 Up to $15
---------------------------------------------------------------------------------------------

                                                        ANNUAL FUND OPERATING EXPENSES
                                                     (EXPENSES DEDUCTED FROM FUND ASSETS)
---------------------------------------------------------------------------------------------
                                                                    CLASS II
---------------------------------------------------------------------------------------------
Investment Advisory Fees                                              0.40%(1)
Distribution and/or Shareholder Services Fees                         0.25%
Other Expenses                                                        0.32%(2)
---------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                  0.97%
Less Fee Waivers and Expense Reimburse                                0.07%
---------------------------------------------------------------------------------------------
NET TOTAL OPERATING EXPENSES                                          0.90%
---------------------------------------------------------------------------------------------

(1) Investment Advisory Fees paid by the Fund in the most recently completed fiscal year were 0.39%. The Investment Advisory Fees in the table have been restated to reflect the current contractual rate. As a result, the actual Net Total Operating Expenses for the most recently completed fiscal year ended were 0.89%.
(2) Touchstone Advisors has contractually agreed to waive fees and to reimburse expenses in order to keep `'Other Expenses" and "Distribution and/or Shareholder Services Fees" from collectively exceeding 0.50% through March 1, 2008. The contractual waiver may not be modified or eliminated except with the approval of the Board of Trustees of the Fund.

              303 Broadway o Suite 1100 o Cincinnati, OH 45202-4203
                 Ph: 800.543.0407 o wwwtouchstoneinvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member NASD and SIPC
                A Member of Western & Southern Financial Group(R)

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE